SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION [Abstract]
SHARE-BASED COMPENSATION

(11) SHARE-BASED COMPENSATION

Stock options

In April 2001, the Company adopted a stock option plan (the "2001 Plan") pursuant to which the Company may grant stock options to selected directors, officers, key employees and consultants of the Group. The 2001 Plan authorizes the Company to grant options to purchase up to 4,000,000 ordinary shares. On August 26, 2003, the Company increased the number of ordinary shares authorized to be issued under the 2001 Plan to 5,500,000.

In July 2004, the Company adopted a stock and annual incentive plan (the "2004 Plan") that allows the Company to grant stock options, stock appreciation rights, restricted stock or performance units to officers, employees, directors or consultants of the Group up to a maximum of 4,000,000 ordinary shares. On December 13, 2006, the Company amended the 2004 Plan to allow grant of performance units to non-employees under the 2004 Plan.

In May 2009, the Company adopted a stock and annual incentive plan (the "2009 Plan") that allows the Company to grant stock options, stock appreciation rights, restricted stock or performance units to officers, employees, directors or consultants of the Group up to an aggregate of 3,000,000 ordinary shares. On December 30, 2009, the 2009 Plan was amended to allow equity grants to members of the Company's Board of Directors. On March 17, 2011, the Company amended the 2009 Plan to increase the maximum number of ordinary shares authorized to be issued to 6,000,000, and on April 24, 2012, the Company amended the 2009 Plan to increase the maximum number of ordinary shares authorized to be issued to 12,000,000.

Options granted under the 2001 Plan expire in ten years and options granted under the 2004 Plan expire in five or ten years, and generally vest and become exercisable ratably over three to five years from the date of grant.

Options granted under the 2009 Plan generally expire in five or six years and vest and become exercisable over three to five years from the date of grant.

Assumptions used to determine the fair value of stock options granted during 2010, 2011 and 2012 are summarized in the following table:

	For the year ended December 31,
	2010		2011		2012
Weighted average grant date fair value per share	US$	2.20	US$	2.38	US$	3.17
Expected volatility		49%		52%		61%
Expected dividends		-		-		-
Expected life		2.92 years		2.71 years		2.62 years
Risk-free interest rate (per annum)		1.15%		0.93%		0.34%

The total fair value of shares vested during the years ended December 31, 2010, 2011 and 2012 was RMB4,335,267, RMB10,069,531 and RMB15,790,217 (US$2,534,505), respectively.

A summary of stock option activity under the 2001 Plan for the year ended December 31, 2012 was as follows:

	Number of Ordinary Shares	Weighted Average Exercise Price		Weighted Average Remaining Contractual Term	Aggregated Intrinsic Value (In thousands)
Outstanding at December 31, 2011	24,852	US$	1.53
Exercised	(2,116)	US$	1.53
Outstanding at December 31, 2012	22,736	US$	1.53	1.00 years	US$	134
Vested at December 31, 2012	22,736	US$	1.53	1.00 years	US$	134
Exercisable at December 31, 2012	22,736	US$	1.53	1.00 years	US$	134

A summary of stock option activity under the 2004 Plan for the year ended December 31, 2012 was as follows:

	Number of Ordinary Shares	Weighted Average Exercise Price		Weighted Average Remaining Contractual Term	Aggregated Intrinsic Value (In thousands)
Outstanding at December 31, 2011	706,922	US$	7.08
Exercised	(41,480)	US$	5.18
Forfeited	(19,358)	US$	5.59
Cancelled	(302,762)	US$	8.82
Outstanding at December 31, 2012	343,322	US$	5.86	4.67 years	US$	679
Vested and expected to vest at December 31, 2012	325,150	US$	5.73	4.54 years	US$	673
Exercisable at December 31, 2012	232,703	US$	4.59	3.37 years	US$	661

A summary of stock options activity under the 2009 Plan for the year ended December 31, 2012 was as follows:

	Number of Ordinary Shares	Weighted Average Exercise Price		Weighted Average Remaining Contractual Term	Aggregated Intrinsic Value (In thousands)
Outstanding at December 31, 2011	3,657,749	US$	6.14
Granted	1,489,662	US$	8.30
Exercised	(462,986)	US$	4.37
Forfeited	(531,404)	US$	7.09
Cancelled	(1,158,984)	US$	7.42
Expired	(31,003)	US$	6.81
Outstanding at December 31, 2012	2,963,034	US$	6.82	3.18 years	US$	2,824
Vested and expected to vest at December 31, 2012	2,549,813	US$	6.75	3.15 years	US$	2,584
Exercisable at December 31, 2012	672,967	US$	4.80	1.97 years	US$	1,761

In December 2012, the Company enacted a voluntary program which allowed certain employees to exchange certain stock options which were previously vested or expected to vest in 2012, 2013 or 2014, for a lesser number of new performance units at a ratio of 1 stock option to 0.8 performance units. The 302,762 cancelled stock options under the 2004 Plan and the 1,158,984 cancelled stock options under the 2009 Plan for the year ended December 31, 2012 were related to employees who exchanged their stock options for new performance units under this program.

The aggregated intrinsic value of stock options outstanding and exercisable at December 31, 2012 was calculated based on the closing price of the Company's ordinary shares on December 31, 2012 of US$14.83 per ADS (equivalent to US$7.415 per ordinary share). The total intrinsic value of stock options exercised during the years ended December 31, 2010, 2011 and 2012 was US$8.2 million, US$15.3 million and US$1.6 million, respectively.

As of December 31, 2012, there was a total of RMB70,657,237 unrecognized compensation cost related to unvested stock options to be recognized over a weighted-average remaining vesting period of 2.66 years. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures.

Expedia Options

On August 4, 2004, the Company issued to Expedia Asia Pacific an option to purchase 711,429 ordinary shares at an exercise price of US$5.25 per share. The option mirrors the terms and conditions of a grant made in July 2004 to certain of the Company's employees and officers, and is exercisable each time any such officer or employee exercises any of the July 2004 granted options. In 2011 and 2012, Expedia Asia Pacific exercised options to purchase 144,107 and Nil ordinary shares, respectively. As of December 31, 2012, 707,143 of the options had been exercised, forfeited or expired as a result of the exercise, forfeiture or expiration of the options of the relevant eLong employees. As of December 31, 2012, Expedia Asia Pacific held an option to purchase up to 4,286 ordinary shares.

The following table presents a summary of the Company's stock options (excluding the options granted to Expedia Asia Pacific) outstanding and exercisable at December 31, 2012:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Ordinary Shares	Weighted Average Price Per Ordinary Share	Weighted Average Remaining Contractual Life (Years)	Ordinary Shares	Weighted Average Exercise Price Per Ordinary Share
$ 0.10 - $ 2.00	22,736	$1.53	1.00	22,736	$1.53
$ 2.01 - $ 4.00	349,342	$3.24	1.72	349,342	$3.24
$ 4.01 - $ 6.00	757,848	$5.54	2.50	455,103	$5.43
$ 6.01 - $ 8.00	1,207,328	$6.92	3.36	98,459	$6.79
$ 8.01 - $10.00	960,900	$8.54	4.55	1,332	$9.11
$10.01 - $12.00	30,938	$10.91	3.54	1,434	$10.46
Total	3,329,092	$6.68	3.32	928,406	$4.67

Performance Units

Performance units are rights to receive the Company's ordinary shares, or in the case of grants to the Company's non-employee directors, a cash award linked to the Company's ordinary share value. Performance units generally vest ratably over a two- to five-year period, or over a three-year period in the case of grants to the Company's non-employee directors, are not entitled to dividends or voting rights, and are converted to ordinary shares upon vesting on a one-for-one basis. For performance units settled in cash, the cash amount is set at the equivalent of the fair market value of the number of the Company's ordinary shares that the grantee would have received on a particular vesting date had the grant been settled in shares.

The cost of the performance unit awards is determined using the fair value (determined based on the fair market value of the Company's ordinary shares on the trading date immediately preceding the grant date for awards under the 2004 Plan, and the grant date, or if the grant date is not a trading day then the immediately preceding trading date, for awards under the 2009 Plan), net of expected forfeitures. Compensation cost for the performance units issued in ordinary shares is recognized on a straight-line basis over the vesting term.

As of December 31, 2011 and 2012, the balance for the cash settled performance units of RMB1,004,262 and RMB892,697, respectively, has been included in "accrued expenses and other current liabilities" and is revalued every reporting period with changes in fair value recorded as share-based compensation cost.

A summary of equity-settled performance units activity under the 2004 Plan for the year ended December 31, 2012 was as follows:

	Number of Ordinary Shares	Weighted average grant date fair value
Balance at December 31, 2011	342,322	US$	4.01
Settled	(168,634)	US$	4.12
Forfeited	(30,092)	US$	4.08
Balance at December 31, 2012	143,596	US$	3.86
Vested and expected to vest at December 31, 2012	100,329	US$	3.84

A summary of equity-settled performance units activity under the 2009 Plan for the year ended December 31, 2012 was as follows:

	Number of Ordinary Shares	Weighted average grant date fair value
Balance at December 31, 2011	112,144	US$	10.23
Granted	1,848,210	US$	7.88
Settled	(26,532)	US$	10.27
Forfeited	(49,054)	US$	8.56
Balance at December 31, 2012	1,884,768	US$	7.96
Vested and expected to vest at December 31, 2012	1,551,431	US$	7.96

In December 2012, the Company enacted a voluntary program which allowed certain employees to exchange certain stock options which were previously vested or expected to vest in 2012, 2013 or 2014, for a lesser number of new performance units at a ratio of 1 stock option to 0.8 performance units. In 2012, 1,169,406 of the 1,848,210 performance units granted under the 2009 Plan were granted to employees under this program. The Company expects to recognize incremental share-based compensation cost of approximately RMB24,302,043 over the vesting period of two years for the performance units.

The total fair value of shares vested during the years ended December 31, 2010, 2011 and 2012 was RMB6,072,534, RMB8,714,416 and RMB6,830,623, respectively.

A summary of cash-settled performance units activity under the 2004 Plan for the year ended December 31, 2012 was as follows:

Number of Ordinary Shares
Balance at December 31, 2011	56,686
Granted	20,406
Settled	(20,097)
Balance at December 31, 2012	56,995

Nil, RMB1,149,517 and RMB948,780 was paid to settle the cash-settled performance units for the years ended December 31, 2010, 2011, and 2012, respectively.

Share-based compensation expense for the years ended December 31, 2010, 2011 and 2012 was included in the following expenses as follows:

	For the year ended December 31,
	2010	2011	2012
Cost of services	1,192,063	1,374,392	1,932,101
Service development	6,533,851	7,625,962	11,459,551
Sales and marketing	3,394,531	3,619,997	4,322,004
General and administrative	7,423,123	9,302,013	12,234,867
Total	18,543,568	21,922,364	29,948,523